Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
PRC	13,815,469	17,783,174	16,877,599	2,605,452
Non-PRC	(1,598,762)	(3,298,768)	21,029,024	3,246,322

	12,216,707	14,484,406	37,906,623	5,851,774

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Current income tax	2,006,980	2,942,173	3,213,638	496,100
Income tax refund due to reduced tax rate	(508,686)	(17,553)	—	—
Adjustments of deferred tax assets due to reduced tax rates	21,573	28,146	79,947	12,342
Deferred income tax (benefit) expense	309,063	(721,594)	2,180,792	336,656

	1,828,930	2,231,172	5,474,377	845,098

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax income is as follows:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands, except for per share data)
Expected taxation at PRC statutory tax rate	3,046,254	3,587,693	9,476,656	1,462,944
Effect of differing tax rates in different jurisdictions	312,938	676,663	(5,253,700)	(811,032)
Non-taxable income	(69,673)	(12,504)	(65,411)	(10,098)
Non-deductible expenses	168,735	123,245	165,264	25,512
Research and development super-deduction	(318,652)	(538,305)	(767,858)	(118,537)
Effect of PRC preferential tax rates and tax holiday	(2,152,806)	(1,897,184)	(1,547,392)	(238,876)
Effect of tax rate changes on deferred taxes	21,573	28,146	79,947	12,342
Over-accrued EIT for previous years	(32,982)	(153,121)	(248,673)	(38,388)
PRC withholding tax	560,243	—	2,470,733	381,415
Addition to valuation allowance	293,300	416,539	1,164,811	179,816

Taxation for the year	1,828,930	2,231,172	5,474,377	845,098

Effective tax rate	15.01%	15.41%	14.44%	14.44%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	61.53	53.61	44.31	6.84

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2014 and 2015 are as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Deferred tax assets:
Provision for doubtful receivables	23,179	120,612	18,619
Accrued expenses, payroll and others	1,084,113	1,745,810	269,506
Fixed assets depreciation	38,157	19,659	3,035
Net operating loss carry-forward	930,456	1,320,496	203,850
Less: valuation allowance	(1,131,826)	(2,198,403)	(339,375)

Deferred tax assets, net	944,079	1,008,174	155,635

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Long-lived assets arising from acquisitions	549,485	359,531	55,502
Withholding tax on PRC subsidiaries’ undistributed earnings	594,336	592,719	91,500
Withholding tax on capital gains derived from PRC	—	2,489,040	384,243

Deferred tax liabilities	1,143,821	3,441,290	531,245